Intangible Assets	6 Months Ended
Oct. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
19.	INTANGIBLE ASSETS

	Developed technology	Brand name	Total
	US$	US$	US$
COST
As of May 1, 2020	—	—	—
Acquisition of subsidiaries (note (14(b))	5,836	—	5,836
Exchange realignment	(6)	—	(6)
As of April 30, 2021	5,830	—	5,830
Additions	151	177	328
Exchange realignment	(68)	(2)	(70)
As of April 30, 2022	5,913	175	6,088
Reclassified as held for sale (note 15)	(5,773)	—	(5,773)
Exchange realignment	14	—	14
As of April 30, 2023 and October 31, 2023	154	175	329
AMORTIZATION
As of May 1, 2020	—	—	—
Charge for the year	625	—	625
As of April 30, 2021	625	—	625
Charge for the year	829	8	837
Exchange realignment	(14)	—	(14)
As of April 30, 2022	1,440	8	1,448
Charge for the year	824	9	833
Reclassified as held for sale (note 15)	(2,268)	—	(2,268)
Exchange realignment	4	—	4
As of April 30, 2023	—	17	17
Charge for the period	29	4	33
As of October 31, 2023	29	21	50
CARRYING VALUES
As of April 30, 2021	5,205	—	5,205
As of April 30, 2022	4,473	167	4,640
As of April 30, 2023	153	158	311
As of October 31, 2023	125	154	279

During the year ended April 30, 2022, the Group acquired a brand name for its digital media, content, and marketing business with a cash consideration of US$177. In addition, PolicyPal, a subsidiary of the Company, acquired a wealth tech platform, which is a developed technology, with a consideration of US$151 of which US$101 was settled by issuing 619 ordinary shares of PolicyPal and US$50 was settled by cash during the year ended April 30, 2022.

The intangible assets are amortized on a straight-line basis as follows:

Developed technology	7 years
Brand name	20 years